Change in Fiscal Year End (FY)	12 Months Ended
Jun. 30, 2017
Change in Fiscal Year End [Abstract]
Change in Fiscal Year End
Note 6 —  Change in Fiscal Year End

As a result of the Merger Agreement with AP, the fiscal year end of LB Media changed from December 31 to June 30. Upon consummation of the reorganization and name change, Leafbuyer adopted the June 30, 2017 year end of LB Media effective as of June 30, 2017.

The consolidated statements of operations, cash flows, and equity reflect results for the six-month transition period ended June 30, 2017 and the fiscal years ended December 31, 2016 and 2015.  The consolidated balance sheets reflect the financial position of the Company at June 30, 2017, December 31, 2016 and 2015.

Comparative Six Month Financial Information

The consolidated statements of operations and cash flows are provided below with comparative information for the six months ended June 30, 2017, 2016 and 2015. The financial information provided for the six month periods ended June 30, 2016 and 2015 is unaudited since it represented an interim period of fiscal years 2016 and 2015.  The unaudited financial information for the six-month periods ended June 30, 2016 and 2015, include all normal recurring adjustments necessary for a fair statement of the results for that period.

LEAFBUYER TECHNOLOGIES, INC.
Consolidated Statements of Operations

	Six months ended June 30,
	2017	2016	2015
		(unaudited)	(unaudited)

Sales revenue	$466,267	$221,178	$159,556
Total revenue	466,267	221,178	159,556

Operating expenses:
Selling expenses	450	--	--
General and administrative	806,332	282,011	243,038
Total operating expenses	806,782	282,011	243,038

Loss from operations	(340,515)	(60,833)	(83,482)

Other income (expense):
Interest expense	(220)	--	--
Other (expense), net	(220)	--	--

Net loss	$(340,735)	$(60,833)	$(83,482)

Loss per common share:
Basic and diluted	$(0.01)	$0.00	$0.00

Weighted average common shares outstanding:
Basic and diluted	32,570,967	26,160,000	26,160,000

LEAFBUYER TECHNOLOGIES, INC.
Consolidated Statements of Cash Flows

	Six months ended June 30,
	2017	2016	2015
Operating Activities:		(unaudited)	(unaudited)

Net loss	$(340,735)	$(60,833)	$(83,482)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Changes in operating assets and liabilities:
Prepaid expenses and other	(15,952)	3,166	8,472
Accounts payable and accrued liabilities	4,856	94,548	72,629
Net cash (used in) provided by operating activities	(351,831)	36,881	(2,381)

Investing Activities:
Purchase of office equipment	(1,500)	--	--
Net cash used in investing activities	(1,500)	--	--

Financing Activities:
Proceeds from issuance of stock	1,055,000	--	--
Distributions	(600,000)	(7,235)	--
Net cash provided by (used in) financing activities	455,000	(7,235)	--

Net change in cash	101,669	29,646	(2,381)

Cash, beginning of period	63,011	22,714	48,068

Cash, end of period	$164,680	$52,360	$45,687